SCHEDULE OF INCOME TAX PROVISION (Details) - Globis Acquisition Corp [Member] - USD ($)	1 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Restructuring Cost and Reserve [Line Items]
Current
Deferred			(18,876)
Current
Deferred
Change in valuation allowance			(18,876)
Income tax provision